Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Financial assets
Other assets, current	$ 5,341	$ 6,524	$ 9,389
Other assets, non-current	1,014	1,695	8,765
Financial liabilities
Other liabilities, current	12,796	11,089	10,755
Other liabilities, non-current	18,371	17,384	24,807
Fair Value, Measurements, Recurring
Financial assets
Total financial assets	6,355	8,219	18,154
Financial liabilities
Total financial liabilities	(31,167)	(28,473)	(35,562)
Foreign currency forward contracts | Fair Value, Measurements, Recurring
Financial assets
Other assets, current	3,939	6,036	9,213
Other assets, non-current	644	1,630	8,762
Financial liabilities
Other liabilities, current	(3,628)	(1,747)
Other liabilities, non-current	(1,240)	(728)
Foreign currency embedded derivatives | Fair Value, Measurements, Recurring
Financial assets
Other assets, current	1,402	488	176
Other assets, non-current	370	65	3
Financial liabilities
Other liabilities, current	(9,168)	(9,342)	(10,755)
Other liabilities, non-current	(17,131)	(16,656)	(24,807)
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Financial assets
Total financial assets	6,355	8,219	18,154
Financial liabilities
Total financial liabilities	(31,167)	(28,473)	(35,562)
Fair Value, Inputs, Level 2 | Foreign currency forward contracts | Fair Value, Measurements, Recurring
Financial assets
Other assets, current	3,939	6,036	9,213
Other assets, non-current	644	1,630	8,762
Financial liabilities
Other liabilities, current	(3,628)	(1,747)
Other liabilities, non-current	(1,240)	(728)
Fair Value, Inputs, Level 2 | Foreign currency embedded derivatives | Fair Value, Measurements, Recurring
Financial assets
Other assets, current	1,402	488	176
Other assets, non-current	370	65	3
Financial liabilities
Other liabilities, current	(9,168)	(9,342)	(10,755)
Other liabilities, non-current	$ (17,131)	$ (16,656)	$ (24,807)